Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, stated at cost, consist of the following at March 31, 2014 and December 31, 2013 (in thousands):

	March 31, 2014	December 31, 2013
Office furniture and equipment	$788	$788
Accumulated depreciation	(724)	(717)
Property, plant and equipment, net	$64	$71

Property, plant and equipment, stated at cost, consist of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Office furniture and equipment	$788	$797
Accumulated depreciation	(717)	(691)
Property, plant and equipment, net	$71	$106